Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	R$ 37,144	R$ 36,127
Financial assets	2,880,511	2,673,301
At Amortized Cost	2,042,788	1,912,804
Central Bank of Brazil deposits	167,275	160,698
Interbank deposits	66,195	66,931
Securities purchased under agreements to resell	280,595	243,220
Securities	329,965	327,507
Loan and lease operations	1,083,798	1,025,493
Other financial assets	164,029	136,713
(-) Provision for expected credit loss	(49,069)	(47,758)
At Fair Value through Other Comprehensive Income	132,473	106,303
Securities	132,473	106,303
At Fair Value through Profit or Loss	705,250	654,194
Securities	628,774	560,143
Derivatives	73,384	92,439
Other financial assets	3,092	1,612
Insurance contracts	212	66
Tax assets	79,103	72,653
Income tax and social contribution - current	3,027	2,576
Income tax and social contribution - deferred	63,486	58,859
Other	12,590	11,218
Other assets	21,625	24,994
Investments in associates and joint ventures	10,840	10,074
Fixed assets, net	12,635	13,263
Goodwill and Intangible assets, net	24,099	23,997
Total assets	3,066,169	2,854,475
Liabilities and stockholders' equity
Financial Liabilities	2,424,121	2,239,979
At Amortized Cost	2,350,901	2,148,776
Deposits	1,114,482	1,054,741
Securities sold under repurchase agreements	434,607	388,787
Interbank market funds	406,170	372,294
Institutional market funds	154,194	140,547
Other financial liabilities	241,448	192,407
At Fair Value through Profit or Loss	71,427	86,275
Derivatives	69,741	85,413
Structured notes	57	318
Other financial liabilities	1,629	544
Provisions for financial guarantees, credit commitments and credits to be released	1,793	4,928
Insurance contracts and private pension	353,253	306,899
Provisions	17,791	19,209
Tax liabilities	11,582	11,345
Income tax and social contribution - current	6,436	4,364
Income tax and social contribution - deferred	491	603
Other	4,655	6,378
Other liabilities	44,346	55,759
Total liabilities	2,851,093	2,633,191
Total stockholders’ equity attributed to the owners of the parent company	204,501	211,090
Capital	136,910	90,729
Treasury shares	(13)	(909)
Capital reserves	2,876	2,732
Profit reserves	67,711	121,428
Other comprehensive income	(2,983)	(2,890)
Non-controlling interests	10,575	10,194
Total stockholders’ equity	215,076	221,284
Total liabilities and stockholders' equity	R$ 3,066,169	R$ 2,854,475